ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2013
ENTITY-WIDE DISCLOSURES [Abstract]
Schedule of Revenues by Geographic Area
Revenues by geographical areas were as follows:

	Year ended December 31,
	2013	2012	2011

United States	$17,529	$16,568	$10,729
Europe	3,265	3,646	2,191
Israel	1,818	2,234	948
Far East	1,774	1,478	869
Other	811	1,553	432

	$25,197	$25,479	$15,169